DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Depreciation and Amortization

Year ended December 31 (millions of dollars)	2024	2023
Depreciation of property, plant and equipment	819	766
Amortization of intangible assets	81	76
Amortization of regulatory assets	11	14
Depreciation and amortization	911	856
Asset removal costs	146	130
	1,057	986